UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.4%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$5,000	$6,265,650
New York Environmental Facilities Corp., 5.00%, 10/15/39	3,360	3,830,837

		$10,096,487

Education — 28.8%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$240,922
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	125,397
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	238,118
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,593,752
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	239,442
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	869,873
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,109,638
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	922,816
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	346,056
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/28	550	697,246
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/29	300	378,042
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	477,232
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	264,739
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,030,800
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,774,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,552,492
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,164,700
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,286,480
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	561,555
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,032,397
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,368,487
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	296,815
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	6,104,018
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	4,051,864

		$65,727,281

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,586,702

		$3,586,702

Escrowed/Prerefunded — 0.9%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$2,055	$2,130,254

		$2,130,254

General Obligations — 11.1%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,279,621
New York, 5.00%, 2/15/34(1)	7,250	8,522,882
New York City, 5.00%, 8/1/34(1)	8,650	10,573,760
Peekskill, 5.00%, 6/1/35	465	500,540
Peekskill, 5.00%, 6/1/36	490	527,451

		$25,404,254

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35(2)	$3,750	$4,605,375
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	620	704,655
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	930,265
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	10,386,092
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,221,811
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,727,204
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	1,010	1,208,566

		$25,783,968

Housing — 1.6%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,645,475
New York Mortgage Agency, 3.55%, 10/1/33	995	1,049,785

		$3,695,260

Industrial Development Revenue — 1.2%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$661,559
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	2,022,307

		$2,683,866

Insured-Education — 8.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,328,698
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,112,337
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,555	1,752,594
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,405	2,719,526
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	3,750	3,923,475
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,506,694
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,473,060
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,569,240

		$19,385,624

Insured-Electric Utilities — 5.8%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,690,150
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,576,552

		$13,266,702

Insured-Escrowed/Prerefunded — 4.7%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$331,701
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,262,449
New York State Housing Finance Agency, (AGM), Prerefunded to 9/15/16, 5.00%, 3/15/37	2,415	2,438,015
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	785	827,579
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	825	869,748
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	905	957,182
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	950	1,004,777

		$10,691,451

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 7.3%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,569,311
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,703,807
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	219,284
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	218,956
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	218,628
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	218,466
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	185,479
Freeport, (AGC), 5.00%, 10/15/20	185	204,710
Freeport, (AGC), 5.00%, 10/15/21	195	215,520
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,217,692
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	870,520
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	914,756
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	5,056,751
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,777,811

		$16,591,691

Insured-Hospital — 2.0%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,557,595

		$4,557,595

Insured-Lease Revenue/Certificates of Participation — 2.4%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,399,393
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	981,501
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,122,720

		$5,503,614

Insured-Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,447,994

		$4,447,994

Insured-Special Tax Revenue — 2.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,554,363
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	789,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,222,456

		$4,565,939

Other Revenue — 11.3%
Battery Park City Authority, 5.00%, 11/1/34(3)	$4,925	$5,623,217
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,736,797
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	12,554,700
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,976,676

		$25,891,390

Special Tax Revenue — 24.1%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$12,167,700
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,688,500
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	1,000	1,195,710
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,989,670
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,951,944
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,718,745
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	11,311,989

		$55,024,258

Security	Principal Amount (000’s omitted)	Value
Transportation — 17.1%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$4,120,528
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,785,649
Nassau County Bridge Authority, 5.00%, 10/1/40	300	340,839
New York City Transitional Finance Authority, 3.00%, 2/1/39(1)	3,250	3,360,858
New York Thruway Authority, 5.00%, 1/1/37	7,280	8,516,071
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	10,041,040
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,950,300

		$39,115,285

Water and Sewer — 5.7%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$895,966
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	595,105
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,208,280
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	10,238,813

		$12,938,164

Total Tax-Exempt Investments — 153.8% (identified cost $314,866,141)		$351,087,779

Other Assets, Less Liabilities — (53.8)%		$(122,870,339)

Net Assets — 100.0%		$228,217,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 7.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $445,710.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Sep-16	$(8,133,625)	$(8,617,187)	$(483,562)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $483,562.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,318,378

Gross unrealized appreciation	$37,441,340
Gross unrealized depreciation	(761,939)

Net unrealized appreciation	$36,679,401

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$351,087,779	$—	$351,087,779
Total Investments	$—	$351,087,779	$—	$351,087,779

Liability Description
Futures Contracts	$(483,562)	$—	$—	$(483,562)
Total	$(483,562)	$—	$—	$(483,562)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016